Current and long-term debt - 2022 AVIC Lease Financing (Details) $ in Thousands	2 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2022 USD ($) tanker	Jun. 30, 2022 USD ($) tanker	Jun. 30, 2022 USD ($) tanker	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Write-off of deferred financing fees			$ 5,784	$ 1,326
Debt extinguishment cost		$ 2,900
Adjustment to interest rate basis	3.50%	3.50%	3.50%
Periodic borrowing payment, amount	$ 2,300
Deposit as a percent of borrowing amount	1.00%	1.00%	1.00%
Aggregate amount of deposit	$ 1,200	$ 1,200	$ 1,200
2022 AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Aggregate proceeds	$ 118,400
Borrowings, bareboat charter term	9 years
Net debt to capitalization ratio	70.00%
Consolidated tangible net worth	$ 650,000
Minimum percentage, fair market value of collateral on or before the third anniversary of delivery	110.00%	110.00%	110.00%
$116.0 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	$ 90,200
Borrowings	$ 116,000	$ 116,000	$ 116,000		$ 116,000
Write-off of deferred financing fees			500
Debt extinguishment cost			$ 400
Vessels | 2022 AVIC Lease Financing | STI Gramercy And STI Queens | MR
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker	2	2	2
Vessels | 2022 AVIC Lease Financing | STI Selatar And STI Oxford | LR2
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker	2	2	2